MARKETABLE SECURITIES (Schedule of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized cost	$ 77,691	$ 77,747
Gross unrealized gain	131	93
Gross unrealized loss	48	224
Fair value	77,774	77,616
Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	59,323	34,197
Gross unrealized gain	66	7
Gross unrealized loss	22	52
Fair value	59,367	34,152
Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	18,368	43,550
Gross unrealized gain	65	86
Gross unrealized loss	26	172
Fair value	18,407	43,464
Corporate debentures [Member]
Marketable Securities [Line Items]
Gross unrealized loss	14
Fair value	35,825
Corporate debentures [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	28,757	19,600
Gross unrealized gain	38	7
Gross unrealized loss	6	21
Fair value	28,789	19,586
Corporate debentures [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	9,460	19,009
Gross unrealized gain	46	46
Gross unrealized loss	8	61
Fair value	9,498	18,994
Government agencies [Member]
Marketable Securities [Line Items]
Gross unrealized loss	9
Fair value	11,883
Government agencies [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	10,845	7,672
Gross unrealized gain	4	0
Gross unrealized loss	7	10
Fair value	10,842	7,662
Government agencies [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	1,043	12,750
Gross unrealized gain	0	4
Gross unrealized loss	2	61
Fair value	1,041	12,693
Government debentures [Member]
Marketable Securities [Line Items]
Gross unrealized loss	25
Fair value	30,066
Government debentures [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	19,721	6,925
Gross unrealized gain	24	0
Gross unrealized loss	9	21
Fair value	19,736	6,904
Government debentures [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	7,865	11,791
Gross unrealized gain	19	36
Gross unrealized loss	16	50
Fair value	$ 7,868	$ 11,777